Investment Objectives and Goals - Pinnacle Multi-Strategy Core Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks high total return with reasonable risk.